Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (4,177,482)	$ (2,373,999)	$ (8,930,833)	$ (5,968,448)	$ (109,611,620)	$ (113,789,102)
Adjustments to reconcile net loss to net cash used in operating activities
Stock payable for acquired research and development					112,440	112,440
Stock issued for acquired research and development					26,286,589	26,286,589
Stock issued for services				87,028	2,061,743	2,061,743
Stock issued for debt in excess of principal					109,070	109,070
Amortization of discount on notes payable due to warrants and beneficial conversion feature	1,237,662		104,032		6,856,730	8,094,392
Gain on extinguishment of debt					(1,612,440)	(1,612,440)
Depreciation	78,311	67,355	303,677	210,252	1,650,158	1,728,469
Amortization of debt financing costs	52,939		58,639		583,017	635,956
Option and warrant expense	411,187	205,420	690,726	489,914	16,265,933	16,677,120
Loss/(Gain) on derivative instruments			(552,978)		(1,941,826)	(1,941,826)
Loss on disposal of fixed assets			3,097	9,686	513,345	513,345
Changes in:
Deferred revenue	4,779,900					4,779,900
Other current assets	(115,589)	(880,983)	(611,607)	(39,248)	(1,153,053)	(1,268,642)
Accounts payable - third parties and related parties	418,562	1,022,532	(71,410)	(13,028)	(160,651)	257,911
Accrued expenses	457,240	(225,743)	83,018	234,923	605,238	1,062,478
Other assets	(104,027)					(104,027)
Net cash provided by (used in) operating activities	3,038,703	(2,185,418)	(8,923,639)	(4,988,921)	(59,435,327)	(56,396,624)
Cash flows from investing activities
Purchase of property & equipment	(2,598)	(245,841)	(550,389)	(296,949)	(2,222,199)	(2,224,797)
Restricted cash	500,000		(1,000,000)		(1,000,000)	(500,000)
Net cash provided by (used in) investing activities	497,402	(245,841)	(1,550,389)	(296,949)	(3,222,199)	(2,724,797)
Cash flows from financing activities
Common stock and warrants sold for cash, net of offering costs	3,623,738		381,309	8,618,157	49,453,797	53,077,535
Common stock repurchased and canceled					(325)	(325)
Proceeds from exercise of warrants and options					1,248,588	1,248,588
Deferred financing and offering costs	(17,511)		(509,492)		(509,492)	(527,003)
Repayments on loan payable				(35,607)	(311,222)
Repayments on notes payable	(450,000)					(761,222)
Net cash provided by financing activities	3,706,227		3,956,817	8,582,550	63,249,530	66,955,757
Net change in cash and cash equivalents	7,242,332	(2,431,259)	(6,517,211)	3,296,680	592,004	7,834,336
Cash and cash equivalents at beginning of period	592,004	7,109,215	7,109,215	3,812,535
Cash and cash equivalents at end of period	7,834,336	4,677,956	592,004	7,109,215	592,004	7,834,336
Cash paid for:
Income tax
Interest	18,647	487	1,946	3,135	155,109	173,756
NON-CASH TRANSACTIONS
Issuance of common stock to Sportan shareholders					147,733	147,733
Issuance of common stock for accrued interest			185,683		789,287	789,287
Issuance of warrants to placement agent					37,453	37,453
Conversion of notes payable to common stock	1,000,000				7,709,980	8,709,980
Conversion of accrued liabilities to common stock					197,176	197,176
Conversion of accounts payable to note payable					93,364	93,364
Discount on convertible notes relating to:
Warrants	195,969		2,314,635		5,974,372	6,170,341
Beneficial conversion feature	141,829		1,497,634		3,303,153	3,444,982
Stock attached to notes					1,287,440	1,287,440
Fair value of derivative instrument					4,680,220	4,680,220
Derivative reclassified to equity			1,761,657		2,349,266	2,349,266
Unpaid additions to property and equipment		182,952	7,812	136,266	144,078
Amortization of deferred offering costs to paid-in capital	45,450		47,339		47,339	92,789
Shares issued as deferred offering costs	1,234		149,131		149,131	150,365
Third Parties
Cash flows from financing activities
Proceeds from convertible debt	550,000		3,455,000		12,738,184	13,288,184
Related Parties
Cash flows from financing activities
Proceeds from convertible debt	100,000		630,000		630,000	730,000
Related Party
Cash flows from financing activities
Repayments on notes payable	$ (100,000)					$ (100,000)